A.B. KORELIN & ASSOCIATES INC.

17404 163rd Place SE

Phone:  206-219-3820

Renton, Washington  98058

Fax:  206-232-1196

April 7, 2007

Donald F. Delaney

United States Securities and Exchange Commission

Division of Corporate Finance

100 F Street N.E.

Washington, D.C. 20549-7010

RE: Portal Resources Ltd.

       20-F Annual Report Amendment #1

On behalf of Portal Resources, I hereby submit Portal’s 2006 20-F Annual Report Amendment #1, as well as a Blacklined Version and Management’s Response to Staff Comments letter which detail the changes, and the revised Certifications.

If you have any questions, please call me at (206) 219-3820.

Sincerely,

/s/  Steven G. Taylor

Steven G. Taylor

A.B. Korelin & Associates